Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Detail)	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 1,348,257
2018	1,388,705
2019	1,430,366
2020	855,136
Thereafter	0
Total	$ 5,022,464